Equity - Additional Information (Detail) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019 CAD ($) $ / shares	Sep. 30, 2019 $ / shares	Jun. 30, 2019 $ / shares	Mar. 31, 2019 $ / shares	Dec. 31, 2018 CAD ($) $ / shares	Sep. 30, 2018 $ / shares	Jun. 30, 2018 $ / shares	Mar. 31, 2018 $ / shares	Dec. 31, 2019 CAD ($) shares vote_per_share $ / shares	Dec. 31, 2019 CAD ($) $ / shares	Dec. 31, 2018 CAD ($) shares $ / shares	Dec. 31, 2018 CAD ($) $ / shares	Dec. 31, 2017 tradingdays
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options issuable for grants (in shares) | shares									28,000,000
Share option, available for grant (in shares) | shares									1,759,503
Share option, granted (in shares) | shares									1,940,210		1,575,000
Weighted average exercise price of share options granted in share-based payment arrangement | (per share)									$ 28.62	$ 28.62		$ 37.44
Weighted average exercise price | $ / shares									$ 10.73		$ 11.10
Share option granted, vesting period									3 years
Share option granted, term									10 years
Average share price (in usd per share) | $ / shares										$ 26.58		$ 32.55
Share based compensation expense (recovery) | $									$ 4		$ 59
Dilutive shares were not included in the diluted earnings per share | shares											5,458,816
Dividends paid, ordinary shares per share | $ / shares	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.15	$ 0.05	$ 0.05	$ 0.05
Payments to acquire or redeem entity's shares | $									661		$ 189
Stock purchased, canceled in subsequent year | shares											240,000
Stock purchased, canceled in subsequent year | $											$ 7
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation expense (recovery) | $									18		17
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Consecutive trading days | tradingdays													20
Share options granted percentage													50.00%
PSUs | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage													0.00%
PSUs | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage													200.00%
Deferred share units (DSUs), restricted share units (RSUs), performance share units (PSUs) and performance deferred share units (PDSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation expense (recovery) | $									(14)		42
Total liability and intrinsic value for vested Units | $	$ 71				$ 103				$ 71	$ 71	$ 103	$ 103
Class A Common Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of votes per share | vote_per_share									100
Class B Subordinate Voting Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of votes per share | vote_per_share									1
Stock repurchase program, term									1 year
Purchase of voting shares under normal course issuer bid (in shares) | shares									24,399,468		6,539,558
Payments to acquire or redeem entity's shares | $									$ 654
Stock canceled (in shares) | shares									24,639,468		6,299,558